Investment Strategy - T. Rowe Price Small-Cap Value Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that is within or below the range of companies in the Russell 2000® Index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

As of December 31, 2025, the market capitalization range for the Russell 2000® Index was approximately $5.61 million to $25.99 billion. The market capitalization of the companies in the index changes over time and the index is periodically reconstituted to ensure that it continues to accurately reflect the small-cap equity market. The fund may, on occasion, purchase companies with a market capitalization above the range.

The fund seeks the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. In taking a value approach to investing, the adviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the adviser generally looks for one or more of the following:

●	low price/earnings, price/book value, or price/cash flow ratios relative to the Russell 2000® Index, a company’s peers, or a company’s historical norm;

●	low stock price relative to a company’s underlying asset values;

●	above-average dividend yield relative to a company’s peers or its own historical norm;

●	a plan to improve the business through restructuring; and/or

●	a sound balance sheet and other positive financial characteristics.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the financial sector.

While most assets are typically invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may invest in foreign stocks in keeping with its objective(s).

The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that is within or below the range of companies in the Russell 2000® Index.